SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 15 – SHARE-BASED PAYMENTS

a.    Description of share-based payment arrangements and grants:

1)    Options and RSUs with service conditions and market conditions

On January 21, 2016, the Company’s Board of Directors approved a new share-based plan for options and restricted share units (“RSUs”) for key employees that will vest on January 21, 2020 (or earlier in case of an acceleration event), if the share price is at least NIS 2.13 (equivalent to $0.66 as of December 31, 2020) (the “First Trigger Price”), at which time 50% of the RSUs will vest and if the share price is NIS 4.24 (equivalent to $1.32 as of December 31, 2020) (the “Second Trigger Price”), 100% will vest. In the range between these two share prices, a relative quantity will vest. An acceleration event is defined as an event in which all the issued and outstanding share capital of the Company (including by way of a merger in which the Company’s shareholders prior to the merger will hold less than 10% of the issued and outstanding share capital and voting rights in the company surviving the merger) is sold for consideration reflecting a price per share that is not lower than NIS 2.13 (equivalent to $0.66 as of December 31, 2020). The above vesting is also contingent upon continued employment.

On March 21, 2017, the Company's Board of Directors resolved to extend by five years, till January 20, 2026, the exercise period of a total of 18,890,695 options, consisting of 3,699,208 options with service conditions and 15,191,487 options with service conditions and market conditions, granted to officers and key employees of the Company and its subsidiaries. There was no change in the other terms of the options, including the exercise price and the vesting terms. The new exercise period is in line with the Company's compensation policy which allows an exercise period of up to ten years. On May 14, 2017 the Company's shareholders approved such extension with respect to the portion of such options granted to the Company's President and Chief Executive Officer (the "CEO").

The fair value of the extension of the exercise period of the options was $475 thousand. The assessment of the fair value of change on the service-based options has been executed using Black-Scholes valuation model. The assessment of the fair value of change on the options with service conditions and market conditions has been executed using a Monte-Carlo Simulation.

On March 14, 2018, the Company’s Board of Directors approved a change of the First Trigger Price from NIS 2.13 (equivalent to $0.66 as of December 31, 2020) to NIS 1.70 (equivalent to $0.53 as of December 31, 2020) and a change of the January 21, 2020 vesting date to December 20, 2020. The calculation of the target price on December 20, 2020 was calculated based on the average price of the Company's share on the TASE during a period of 90 consecutive trading days prior to December 20, 2020.  On May 23, 2018 the Company’s shareholders approved such changes with respect to the portion of such options and RSUs granted to the CEO.

Such change triggered a new measurement of the fair value of the options and the RSUs. The fair value of the above changes was $239 thousand. The assessment has been executed using a Monte-Carlo Simulation.

In addition, all new performance options and RSUs starting after March 14, 2018 are granted under the same terms as above.

All such options and RSUs vested on December 20, 2020.  The average 90-day price on the vesting date was NIS 2.342 (less than the Second Trigger Price). As a result, 1,979,115 performance options and 345,677 performance RSUs were forfeited.

The options are exercisable until January 21, 2026.

2)    Options to key employees, employees and directors with only service condition

On January 21, 2016, the Company’s Board of Directors, as part of the share-based plan described in (1) above, also approved a grant of options that will vest as follows: 25% will vest and become exercisable one year following the date of grant and the remaining 75% will vest and become exercisable in 12 equal quarterly portions, beginning on the first anniversary of the date of grant.

Such options are exercisable until January 21, 2026.

Grants to other employees not participating in the key employees share-based plan, usually vest over three years, as follows: 2/3 will vest and be exercisable two years following the date of grant, and the remaining 1/3 will vest and become exercisable in four equal quarterly portions, at the end of each calendar quarter commencing on the second anniversary of the date of grant.

Such options are exercisable five years from date of grant. In March 2021, the Company's Board of Directors approved the extension of the exercise period from five years to ten years.

Options granted to directors during the years ended December 31, 2016, 2017 and 2019, were divided into three tranches, each equal to 33% of the number of options granted. The allotment and the vesting period for the first tranche began on the date of grant; the allotment and the vesting period for the second tranche will begin on first anniversary of the date of grant; and the allotment and the vesting period for the third tranche will begin on the third anniversary of the date grant. Each tranche vests in four equal portions annually over four years. Upon the completion of a full term of service of a director (three years for external directors and one year for other directors) without being reelected; or (ii) upon termination of the service of a director in the middle of the term due to the consummation of an exit event, all outstanding stock options vested on the date of completion of the term or termination upon consummation of an exit event shall expire within 180 days thereafter and all outstanding unvested stock options shall accelerate and be fully vested on such date and shall expire within 180 days thereafter. The exercise price for each tranche is set on the date of allotment and is based on the average market price of the ordinary share prior to such allotment date plus 10%. The grants to directors were measured on the grant date for all three tranches using the binomial model. The option data in d. below include only options already allotted.

Such options are exercisable five years from date of grant. In March 2021, the Company’s Board of Directors approved the extension of the exercise period from five years to ten years.

3)    Grants of options and RSUs under the January 2016 plan

Grants in the reported years

In March 2018, the Company granted 1,802,512 options and 229,534 RSUs to 20 employees and officers. In addition, 263,681 options and 49,032 RSUs were granted to a consultant.

In August 2018, the Company granted 530,137 options and 17,160 RSUs to12 employees.

In January 2019, the Company granted 1,968,954 options and 339,495 RSUs to four grantees.

In May 2019, the Company granted 4,712,779 options and 610,829 RSUs to 41 grantees (mainly employees) and 1,210,000 options to seven directors.

On May 20,2019, the Company's Board of Directors resolved to allow nine grantees who are key employees to be granted new 5,076,583 performance options and 1,039,314 performance RSUs in lieu of 5,076,583 performance options and 1,039,314 performance RSUs granted in the past that have not yet vested. The new performance options and RSUs will vest on December 20, 2022 if the price of the Company's ordinary shares is, at such time, at least NIS 5.32 per share (equivalent to $1.65 as of December 31, 2020), or 50% of such options will vest if the price of our ordinary shares is, at such time, at least NIS 2.66 per share (equivalent to $0.83 as of December 31, 2020), or if, on the applicable measurement date, the price of the Company's ordinary shares is between these two vesting-trigger share prices, the percentage of options that will vest will be determined based on linear interpolation. The calculation of the target price on December 20, 2022 will be calculated based on the average price of the Company's share on the TASE during a period of 90 consecutive trading days prior to December 20, 2022. Out of the new options and RSUs a grant of 3,019,864 performance shares and 609,232 performance RSUs to the CEO were approved by the Company's shareholders on March 18, 2020. All such employee accepted the Company's proposal and the new options and RSU were granted to all such employees. The new performance options are exercisable until May 20, 2029.

In addition, all new performance options and RSUs granted from May 2019 and thereafter are granted under the same terms as above.

In August 2019, the Company granted 4,884,966 options and 31,148 RSUs to 19 employees.

In November 2019, the Company granted 825,000 options to 13 employees.

In January 2020, the Company granted 3,942,284 options and 194,887 RSUs to 12 employees. The grant of 1,332,195 options and 194,887 RSUs was subject to the effectiveness of a Registration Statement on Form S-8, which became effective on March 4, 2020 and the grant of 1,676,425 options to the CEO was approved by the Company’s shareholders on March 18, 2020.

In May 2020, the Company granted 2,326,555 options and 173,155 RSUs to 30 employees and 440,000 options to four directors.

In November 2020, the Company granted 4,849,933 options to 58 employees.

The service options will vest as follows: 25% will vest and become exercisable one year following the date of grant and the remaining 75% will vest and become exercisable in 12 equal quarterly portions, beginning on the first anniversary of the date of grant. Such options are exercisable five years from date of grant. In March 2021, the Company's Board of Directors approved the extension of the exercise period from five years to ten years.

In November 2020, the Company granted 281,778 RSUs to a consultant. Such consultant was nominated as a director in January 2021. The RSUs granted to the consultant will vest in four equal quarterly portions beginning November 24, 2020.

Grants subsequent to December 31, 2020

In January 2021, the Board of Directors approved a grant of 110,000 options to a new director. The options will vest in four equal portions annually over four years. Upon the completion of a full term of service of a director one year) without being reelected; or (ii) upon termination of the service of a director in the middle of the term due to the consummation of an exit event, all outstanding stock options vested on the date of completion of the term or termination upon consummation of an exit event shall expire within 180 days thereafter and all outstanding unvested stock options shall accelerate and be fully vested on such date and shall expire within 180 days thereafter.

In March 2021, the Company's Board of Directors approved a grant of a total of 3,660,000 options to 25 employees and one consultant.

b.    Measurement of fair value of share-based payments

The fair value of the options with service conditions granted to employees, directors and consultants is measured according to the Black-Scholes valuation model. The fair value of performance options and performance RSUs granted to officers and key employees where vesting is made on the basis of the increase in the Company’s share price and is measured by implementing the Monte Carlo Simulation. The options granted to directors, but which have not yet been allocated, nor set an exercise price, were priced using the binomial model.

Following are the parameters used to measure the fair value on the date of grant of share-based awards during the year ended December 31, 2020:

	Options with	Options with
	service	service
	conditions	conditions and
	only	market conditions	RSUs
The number of shares arising from the exercise of the options and from the vesting of the RSUs (in thousands)	9,996	1,563	650
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	1.46 – 2.34	1.65 – 1.86	1.65 – 1.86
The exercise price (in NIS)	1.28 – 2.35	1.72 – 1.86	0.00
Expected volatility	51% – 55%	51% – 55%	55%
Expected lifetime	3.0– 7.5 years	3.0– 7.5 years	N/A
Risk-free interest rate	0.10% – 0.79%	0.43% – 0.72%	N/A
Expected dividend rate	0%	0%	0%

The expected volatility was determined based on the historical volatility of the share price. The expected lifetime of the options is determined in accordance with management’s estimation of the duration of the employees’ holdings of such awards, given their position in the Company and the Company’s past experience with respect to employee attrition. The risk-free interest rate is based on interest rates of Israeli government bonds denominated in NIS, whose remaining period is equal to the expected lifetime of the options.

c.    Reconciliation of outstanding options and RSU’s

The number of options and RSUs and the range of exercise price for every option:

	Year Ended December 31,
	2020		2019		2018
		Range of		Range of		Range of
	Number of	exercise price	Number of	exercise price	Number of	exercise price
	awards	(NIS)	awards	(NIS)	awards	(NIS)
Outstanding at beginning of year	42,330,964	1.02 - 2.50	32,360,793	0.23 – 2.50	32,649,852	0.23 – 2.50
Granted during the year	11,558,773	1.28 – 2.35	13,601,699	1.04 – 1.47	3,016,330	1.02 – 1.29
Forfeited and expired during the year	(4,330,901)	—	(2,091,128)	—	(2,208,589)	—
Exercised during the year (2) (3)	(635,747)	1.10 – 2.02	(1,540,400)	0.23 – 0.48	(1,096,800)	0.23 – 0.51

Outstanding at end of year (1)	48,923,089	1.02 - 2.50	42,330,964	1.02 - 2.50	32,360,793	0.23 - 2.50

Exercisable at end of year	23,037,528	1.02 - 2.50	10,127,684	1.12 - 2.50	10,114,392	0.23 - 2.50

(1) Including:
Options with service conditions only	30,203,551		21,954,791		15,661,344
Options with service conditions and market conditions	18,719,538		20,376,173		16,699,449
Total	48,923,089		42,330,964		32,360,793

(2) The weighted average share price upon exercise of the options, for options exercised in the year ended December 31, 2020 and 2019 and 2018 was $0.69,  $0.36 and $0.35, respectively.

(3) The weighted average remaining contractual life of the options and RSUs outstanding as of December 31, 2020, 2019 and 2018 was 3.71 years, 5.59 years and 5.74 years, respectively.

The number of RSUs and the range of exercise price for every RSU:

	Year Ended December 31,
	2020		2019		2018
	Number of	Range of exercise	Number of	Range of exercise	Number of	Range of exercise
	awards	price (NIS)	awards	price (NIS)	awards	price (NIS)
Outstanding at beginning of year	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30	3,242,632	0.00 – 0.30
Granted during the year	649,820	0.00	981,472	0.00	295,726	0.00 – 0.30
Forfeited and expired during the year	(567,469)	0.00	(94,497)	0.00	(96,938)	0.00
Vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise price of NIS 0.30	(1,136,167)	0.00 – 0.30	—	—	—	—

Outstanding at end of year (1)	3,274,579	0.00 – 0.30	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30
(1) Including
RSUs with service conditions only	281,778	0.00	—	—	—	—
RSUs with service conditions and market conditions	1,968,079	0.00 – 0.30	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30
Vested, which were not yet exercised	1,024,722	0.30	—	—	—	—
Total	3,274,579	0.00 – 0.30	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30

As a result of the grant of options and RSUs, the Company recorded for the years ended December 31, 2020, 2019 and 2018, a non-cash expense of $1,495 thousand, $1,259 thousand and $1,021 thousand, respectively. The balance of expenditure amounting to $2,872 thousand will be recorded by the Company over the remaining vesting period of the options and RSUs.

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2020, 2019 and 2018 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Cost of revenues	$33	$10	$10
Selling and marketing expenses	536	382	295
Research and development expenses	289	171	104
General and administrative expense	611	672	612
Financial expenses	26	24	—
	$1,495	$1,259	$1,021